October 14, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Global Long/Short Credit Fund of BlackRock FundsSM
Securities Act File No. 33-26305
Investment Company Act File No. 811-05742

Ladies and Gentlemen:

On behalf of BlackRock FundsSM and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus of BlackRock Global Long/Short Credit Fund (the “Fund”), dated November 27, 2013, as amended October 3, 2014. The purpose of this filing is to submit the 497(e) filing dated October 3, 2014 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.